SCHEDULE OF INVENTORIES NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished products	$ 165,923	$ 319,131	$ 275,617
Raw materials	483,000	472,863	1,588,930
Work in progress	158,661	146,470	1,540
Inventory, gross	807,584	938,464	1,866,087
Allowance for obsolete inventory	(20,105)	(20,105)	(20,105)
Total inventory	$ 787,479	$ 918,359	$ 1,845,982